N-2	Sep. 23, 2025
Cover [Abstract]
Entity Central Index Key	0001232860
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK MUNICIPAL CREDIT ALPHA PORTFOLIO, INC.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The Fund currently utilizes leverage through the use of Preferred Shares and investment in TOB Residuals. The Fund currently does not intend to borrow money from banks or other financial institutions or issue debt securities, but may in the future borrow money from banks or other financial institutions or issue debt securities in an amount up to 33 1/3% of its Managed Assets (50% of its net assets) and enter into derivative instruments with leverage embedded in them in a limited manner or subject to a limit on leverage risk calculated based on value‑at‑risk, as required by Rule 18f‑4 under the Investment Company Act. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions, or issue debt securities, in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming that leverage will represent approximately 21.6% of the Fund’s managed assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 3.66%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed $1,272,478 in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in Institutional Shares, Class A Shares, and Class U Shares, respectively, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 5% of the Fund’s net assets and the Fund’s currently projected annual leverage expense of 3.66%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Institutional Shares	(13.8)%	(7.4)%	(1.0)%	5.4%	11.7%
Corresponding Total Return to Holders of Class A Shares	(13.8)%	(7.4)%	(1.0)%	5.4%	11.7%
Corresponding Total Return to Holders of Class U Shares	(13.8)%	(7.4)%	(1.0)%	5.4%	11.7%
The corresponding total return to holders of each class of Shares is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in Institutional Shares, Class A Shares, and Class U Shares, respectively, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 5% of the Fund’s net assets and the Fund’s currently projected annual leverage expense of 3.66%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Institutional Shares	(13.8)%	(7.4)%	(1.0)%	5.4%	11.7%
Corresponding Total Return to Holders of Class A Shares	(13.8)%	(7.4)%	(1.0)%	5.4%	11.7%
Corresponding Total Return to Holders of Class U Shares	(13.8)%	(7.4)%	(1.0)%	5.4%	11.7%

Effects of Leverage, Purpose [Text Block]
Assuming that leverage will represent approximately 21.6% of the Fund’s managed assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 3.66%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed $1,272,478 in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Preferred Shares
The Board of Directors may authorize and issue Preferred Shares, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the holders of the common shares. Under the Investment Company Act, the Fund is permitted to have outstanding more than one series of Preferred Shares so long as no single series has a priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of common shares have no preemptive right to purchase any Preferred Shares that might be issued. The Fund has issued 350 Series W‑7 Variable Rate Demand Preferred Shares (previously defined as “VRDP Shares”).
Distribution Preference and Liquidation Preference. The VRDP Shares rank prior to the Fund’s common shares as to the payment of dividends by the Fund, and distribution of assets upon dissolution, liquidation or winding up of the Fund. The Investment Company Act prohibits the declaration of any dividend on the Fund’s common shares or the repurchase of the Fund’s common shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding VRDP Shares. In addition, pursuant to the Fund’s Articles Supplementary governing the VRDP Shares (the “Articles Supplementary”), the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the VRDP Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the VRDP Shares, redeem any VRDP Shares required to be redeemed under the Articles Supplementary or comply with the basic maintenance amount requirement of the ratings agencies rating the VRDP Shares.
Voting Rights. The holders of the VRDP Shares have voting rights equal to the voting rights of the holders of the common shares (one vote per share) and will vote together with holders of the common shares (one vote per share) as a single class on certain matters. However, the holders of outstanding Preferred Shares, including the VRDP Shares, voting as a separate class, are also entitled to elect two directors to the Board of Directors of the Fund. Holders of VRDP Shares are also entitled to elect a majority of the Fund’s Board of Directors as provided in the Articles Supplementary if dividends on the VRDP Shares are not paid for a period of two years. Holders of VRDP Shares are also generally entitled to a separate class vote to amend the Articles Supplementary. In addition, the Investment Company Act requires the approval of the holders of a majority of any outstanding VRDP Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the
VRDP Shares, (b) change the Fund’s sub‑classification as a closed‑end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
Redemption, Purchase and Sale of VRDP Shares. The VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund, subject to certain exceptions as set forth in the Articles Supplementary. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and, applicable redemption premiums.

Security Title [Text Block]
Preferred Shares
The Board of Directors may authorize and issue Preferred Shares, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the holders of the common shares. Under the Investment Company Act, the Fund is permitted to have outstanding more than one series of Preferred Shares so long as no single series has a priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of common shares have no preemptive right to purchase any Preferred Shares that might be issued. The Fund has issued 350 Series W‑7 Variable Rate Demand Preferred Shares (previously defined as “VRDP Shares”).
Distribution Preference and Liquidation Preference. The VRDP Shares rank prior to the Fund’s common shares as to the payment of dividends by the Fund, and distribution of assets upon dissolution, liquidation or winding up of the Fund. The Investment Company Act prohibits the declaration of any dividend on the Fund’s common shares or the repurchase of the Fund’s common shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding VRDP Shares. In addition, pursuant to the Fund’s Articles Supplementary governing the VRDP Shares (the “Articles Supplementary”), the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the VRDP Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the VRDP Shares, redeem any VRDP Shares required to be redeemed under the Articles Supplementary or comply with the basic maintenance amount requirement of the ratings agencies rating the VRDP Shares.
Voting Rights. The holders of the VRDP Shares have voting rights equal to the voting rights of the holders of the common shares (one vote per share) and will vote together with holders of the common shares (one vote per share) as a single class on certain matters. However, the holders of outstanding Preferred Shares, including the VRDP Shares, voting as a separate class, are also entitled to elect two directors to the Board of Directors of the Fund. Holders of VRDP Shares are also entitled to elect a majority of the Fund’s Board of Directors as provided in the Articles Supplementary if dividends on the VRDP Shares are not paid for a period of two years. Holders of VRDP Shares are also generally entitled to a separate class vote to amend the Articles Supplementary. In addition, the Investment Company Act requires the approval of the holders of a majority of any outstanding VRDP Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the
VRDP Shares, (b) change the Fund’s sub‑classification as a closed‑end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
Redemption, Purchase and Sale of VRDP Shares. The VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund, subject to certain exceptions as set forth in the Articles Supplementary. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and, applicable redemption premiums.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund currently utilizes leverage through the use of Preferred Shares and investment in TOB Residuals. The Fund currently does not intend to borrow money from banks or other financial institutions or issue debt securities, but may in the future borrow money from banks or other financial institutions or issue debt securities in an amount up to 33 1/3% of its Managed Assets (50% of its net assets) and enter into derivative instruments with leverage embedded in them in a limited manner or subject to a limit on leverage risk calculated based on value‑at‑risk, as required by Rule 18f‑4 under the Investment Company Act. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions, or issue debt securities, in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities.

Institutional Shares [Member]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]	(13.80%)
Return at Minus Five [Percent]	(7.40%)
Return at Zero [Percent]	(1.00%)
Return at Plus Five [Percent]	5.40%
Return at Plus Ten [Percent]	11.70%
Class A Shares [Member]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]	(13.80%)
Return at Minus Five [Percent]	(7.40%)
Return at Zero [Percent]	(1.00%)
Return at Plus Five [Percent]	5.40%
Return at Plus Ten [Percent]	11.70%
Class U Shares [Member]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]	(13.80%)
Return at Minus Five [Percent]	(7.40%)
Return at Zero [Percent]	(1.00%)
Return at Plus Five [Percent]	5.40%
Return at Plus Ten [Percent]	11.70%
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
Voting Rights. The holders of the VRDP Shares have voting rights equal to the voting rights of the holders of the common shares (one vote per share) and will vote together with holders of the common shares (one vote per share) as a single class on certain matters. However, the holders of outstanding Preferred Shares, including the VRDP Shares, voting as a separate class, are also entitled to elect two directors to the Board of Directors of the Fund. Holders of VRDP Shares are also entitled to elect a majority of the Fund’s Board of Directors as provided in the Articles Supplementary if dividends on the VRDP Shares are not paid for a period of two years. Holders of VRDP Shares are also generally entitled to a separate class vote to amend the Articles Supplementary. In addition, the Investment Company Act requires the approval of the holders of a majority of any outstanding VRDP Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the
VRDP Shares, (b) change the Fund’s sub‑classification as a closed‑end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Security Liquidation Rights [Text Block]
Distribution Preference and Liquidation Preference. The VRDP Shares rank prior to the Fund’s common shares as to the payment of dividends by the Fund, and distribution of assets upon dissolution, liquidation or winding up of the Fund. The Investment Company Act prohibits the declaration of any dividend on the Fund’s common shares or the repurchase of the Fund’s common shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding VRDP Shares. In addition, pursuant to the Fund’s Articles Supplementary governing the VRDP Shares (the “Articles Supplementary”), the Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the VRDP Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the VRDP Shares, redeem any VRDP Shares required to be redeemed under the Articles Supplementary or comply with the basic maintenance amount requirement of the ratings agencies rating the VRDP Shares.